ULTIMUS
                                Your Fund Matters





February 5, 2002


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  Amstar Investment Trust (formerly Valenzuela Capital Trust)
     File No. 333-81561


Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Amstar Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,


/s/ Wade R. Bridge
Wade R. Bridge
Assistant Secretary



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Ultimus Fund Solutions, LLC         135 Merchant St., Suite 230          Phone: 513 587 3400
www.ultimusfundsolutions.com        Cincinnati, Ohio 45246               Fax: 513 587 3450
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